                        [LOGO OF EXCELSIOR FUNDS INC.]


                           DOMESTIC EQUITY PORTFOLIOS



                               SEMI-ANNUAL REPORT

                               SEPTEMBER 30, 1998

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
STATEMENTS OF ASSETS AND LIABILITIES......................................    1
STATEMENTS OF OPERATIONS..................................................    3
STATEMENTS OF CHANGES IN NET ASSETS.......................................    5
FINANCIAL HIGHLIGHTS -- SELECTED PER SHARE DATA AND RATIOS................    7
PORTFOLIOS OF INVESTMENTS
 Blended Equity Fund .....................................................    9
 Income and Growth Fund...................................................   11
 Value and Restructuring Fund ............................................   12
 Small Cap Fund ..........................................................   14
 Energy and Natural Resources Fund .......................................   15
 Large Cap Growth Fund....................................................   16
 Real Estate Fund.........................................................   17
NOTES TO FINANCIAL STATEMENTS.............................................   18

For shareholder account information, current price and yield quotations, or to make an initial purchase or obtain a prospectus, call the appropriate telephone number listed below:

 . INITIAL PURCHASE AND PROSPECTUS INFORMATION AND SHAREHOLDER SERVICES 1-800-
  446-1012
 . CURRENT PRICE AND YIELD INFORMATION 1-800-233-9180

This report must be preceded or accompanied by a current prospectus.

Prospectuses containing more complete information including charges and ex-penses regarding Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc. may be obtained by contacting the Funds at 1-800-446-1012.

Investors should read the current prospectus carefully prior to investing or sending money.

Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc. are sponsored and distributed by Edgewood Services, Inc.

You may write to Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc. at the following address:

    EXCELSIOR FUNDS, INC.
    C/O CHASE GLOBAL FUNDS SERVICES COMPANY
    P.O. BOX 2798
    BOSTON, MA 02208-2798

SHARES IN THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, UNITED STATES TRUST COMPANY OF NEW YORK, U.S . TRUST COMPANY OF CONNECTICUT, THEIR PARENT OR AFFILIATES AND SHARES ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. INVESTMENTS IN THE FUNDS INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. FUND SHARES ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.

EXCELSIOR FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1998 (UNAUDITED)


                                                                     INCOME AND
                                                      BLENDED EQUITY   GROWTH
                                                           FUND         FUND
                                                      -------------- -----------
  ASSETS:
   Investments, at cost--see accompanying portfo-
    lios............................................   $321,872,770  $63,631,119
                                                       ============  ===========
   Investments, at value (Note 1)...................   $549,527,771  $82,434,929
   Cash.............................................        492,860      --
   Dividends receivable.............................        613,230       83,598
   Interest receivable..............................          9,355      480,830
   Receivable for investments sold..................        --         3,882,391
   Receivable for fund shares sold..................        107,781        2,745
   Withholding tax receivable.......................        --             2,833
   Prepaid expenses.................................         13,906        3,900
   Unamortized organization costs (Note 5)..........        --           --
                                                       ------------  -----------
   TOTAL ASSETS.....................................    550,764,903   86,891,226
  LIABILITIES:
   Payable for investments purchased................        --         3,649,008
   Payable for fund shares redeemed.................        100,624       60,557
   Investment advisory fees payable (Note 2)........        308,302       45,596
   Administration fees payable (Note 2).............         57,147        8,873
   Administrative service fees payable (Note 2).....         37,387       15,897
   Directors' fees payable (Note 2).................          8,941        2,363
   Due to custodian bank............................        --            20,274
   Accrued expenses and other payables..............        276,801       29,963
                                                       ------------  -----------
   TOTAL LIABILITIES................................        789,202    3,832,531
                                                       ------------  -----------
  NET ASSETS........................................   $549,975,701  $83,058,695
                                                       ============  ===========
  NET ASSETS consist of:
   Undistributed net investment income (loss).......   $    708,211  $   336,248
   Accumulated net realized gain (loss) on invest-
    ments...........................................      4,614,692   15,932,956
   Unrealized appreciation (depreciation) of
    investments and foreign currency translations...    227,655,105   18,803,511
   Par value (Note 4)...............................         16,559        5,970
   Paid-in capital in excess of par value...........    316,981,134   47,980,010
                                                       ------------  -----------
  TOTAL NET ASSETS..................................   $549,975,701  $83,058,695
                                                       ============  ===========
  Shares of Common Stock Outstanding................     16,559,384    5,914,029
  NET ASSET VALUE PER SHARE.........................         $33.21       $14.04
                                                             ======       ======


                       See Notes to Financial Statements

    VALUE AND                     ENERGY AND      LARGE CAP
  RESTRUCTURING    SMALL CAP   NATURAL RESOURCES   GROWTH     REAL ESTATE
      FUND           FUND            FUND           FUND         FUND
  -------------   -----------  ----------------- -----------  -----------
  $512,524,107    $41,880,218     $41,854,862    $81,163,612  $45,729,669
  ============    ===========     ===========    ===========  ===========
  $482,602,821    $35,623,300     $45,209,834    $86,437,188  $39,489,147
       --              82,126         104,755          1,647      --
       526,737          6,402          38,954          7,050      310,331
         1,886          8,616          23,258            188          200
    11,002,593         48,817         --             --           --
       747,571            266         107,575        164,788      --
         4,672        --              --             --           --
        79,349          1,977           1,110            467          691
       --             --              --              39,633       24,609
  ------------    -----------     -----------    -----------  -----------
   494,965,629     35,771,504      45,485,486     86,650,961   39,824,978
       335,950        139,630         964,119         93,140      337,924
       707,963         50,813          41,144          4,993      104,305
       197,679         15,997          12,562         49,651       22,409
        23,565          4,945           8,946         10,833        4,122
       129,251          7,501           2,471          3,663        5,776
           384            610             521            146          328
     9,830,230        --              --             --            29,491
        42,285         34,831          27,011         29,155       15,630
  ------------    -----------     -----------    -----------  -----------
    11,267,307        254,327       1,056,774        191,581      519,985
  ------------    -----------     -----------    -----------  -----------
  $483,698,322    $35,517,177     $44,428,712    $86,459,380  $39,304,993
  ============    ===========     ===========    ===========  ===========
  $    587,952    $   (32,242)    $   127,883    $  (185,287) $   347,467
     2,394,413     (1,310,873)       (479,349)    (1,733,165)    (313,555)
   (29,921,870)    (6,256,918)      3,354,972      5,273,576   (6,240,522)
        25,935          4,411           4,239         10,161        6,483
   510,611,892     43,112,799      41,420,967     83,094,095   45,505,120
  ------------    -----------     -----------    -----------  -----------
  $483,698,322    $35,517,177     $44,428,712    $86,459,380  $39,304,993
  ============    ===========     ===========    ===========  ===========
    25,934,565      4,411,701       4,239,250     10,160,624    6,482,915
        $18.65          $8.05          $10.48          $8.51        $6.06
        ======          =====          ======          =====        =====


                       See Notes to Financial Statements

EXCELSIOR FUNDS, INC.
STATEMENTS OF OPERATIONS
SIX MONTHS ENDED SEPTEMBER 30, 1998 (UNAUDITED)


                                                                   INCOME AND
                                                   BLENDED EQUITY    GROWTH
                                                        FUND          FUND
                                                   -------------- ------------
  INVESTMENT INCOME:
   Interest income...............................   $     98,660  $    773,514
   Dividend income...............................      3,861,000       661,408
                                                    ------------  ------------
   TOTAL INCOME..................................      3,959,660     1,434,922
  EXPENSES:
   Investment advisory fees (Note 2).............      2,260,166       428,900
   Administration fees (Note 2)..................        461,074        87,495
   Administrative servicing fees (Note 2)........        116,341        51,571
   Shareholder servicing agent fees..............         98,357        33,226
   Custodian fees................................         75,396        16,553
   Legal and audit fees..........................         56,082        10,242
   Shareholder reports...........................         18,014         2,968
   Amortization of organization costs (Note 5)...        --            --
   Registration and filing fees..................         17,962         7,334
   Directors' fees and expenses (Note 2).........         13,505         2,804
   Miscellaneous expenses........................         29,943         7,554
                                                    ------------  ------------
   TOTAL EXPENSES................................      3,146,840       648,647
   Fees waived by investment adviser and
    administrators (Note 2)......................       (243,684)      (51,571)
                                                    ------------  ------------
   NET EXPENSES..................................      2,903,156       597,076
                                                    ------------  ------------
  NET INVESTMENT INCOME (LOSS)...................      1,056,504       837,846
                                                    ------------  ------------
  REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS (NOTE 1):
   Net realized gain (loss):
   Security transactions.........................     (5,131,431)    7,163,650
   Foreign currency translations.................             --            --
                                                    ------------  ------------
   Total net realized gain (loss)................     (5,131,431)    7,163,650
   Change in unrealized appreciation/depreciation
    on investments
    and foreign currency translations during the
    period.......................................    (44,139,447)  (32,558,204)
                                                    ------------  ------------
   NET REALIZED AND UNREALIZED GAIN (LOSS) ON
    INVESTMENTS..................................    (49,270,878)  (25,394,554)
                                                    ------------  ------------
   NET DECREASE IN NET ASSETS RESULTING FROM
    OPERATIONS...................................   $(48,214,374) $(24,556,708)
                                                    ============  ============


                       See Notes to Financial Statements

    VALUE AND                      ENERGY AND      LARGE CAP
  RESTRUCTURING    SMALL CAP    NATURAL RESOURCES   GROWTH     REAL ESTATE
      FUND            FUND            FUND           FUND         FUND
  -------------   ------------  ----------------- -----------  -----------
  $     339,835   $     62,289     $   114,630    $    56,958  $    63,476
      3,383,229        166,184         343,280        139,135    1,250,126
  -------------   ------------     -----------    -----------  -----------
      3,723,064        228,473         457,910        196,093    1,313,602
      1,570,803        165,637         135,990        281,786      207,011
        400,555         42,238          34,677         57,484       31,712
        326,149         25,322          18,135         12,462       13,339
        113,039         19,541          19,764          5,466        2,596
         74,898         11,658           7,720         12,627        9,096
         26,567          4,732           2,978          2,644        2,723
          8,654          1,496           7,466          2,859        5,497
       --              --              --               1,742        2,959
         18,875         10,843          10,153          4,968        6,298
          7,018          1,205             877            796          766
         21,731          3,365           2,613         11,008        1,910
  -------------   ------------     -----------    -----------  -----------
      2,568,289        286,037         240,373        393,842      283,907
       (326,149)       (25,322)        (18,135)       (12,462)     (35,011)
  -------------   ------------     -----------    -----------  -----------
      2,242,140        260,715         222,238        381,380      248,896
  -------------   ------------     -----------    -----------  -----------
      1,480,924        (32,242)        235,672       (185,287)   1,064,706
  -------------   ------------     -----------    -----------  -----------
     (1,221,083)    (1,939,575)       (236,215)    (1,519,149)    (333,166)
        (16,015)       --              --             --           --
  -------------   ------------     -----------    -----------  -----------
     (1,237,098)    (1,939,575)       (236,215)    (1,519,149)    (333,166)
   (136,534,994)   (18,540,485)     (8,549,461)      (911,284)  (6,350,126)
  -------------   ------------     -----------    -----------  -----------
   (137,772,092)   (20,480,060)     (8,785,676)    (2,430,433)  (6,683,292)
  -------------   ------------     -----------    -----------  -----------
  $(136,291,168)  $(20,512,302)    $(8,550,004)   $(2,615,720) $(5,618,586)
  =============   ============     ===========    ===========  ===========


                       See Notes to Financial Statements

EXCELSIOR FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS

                                                                      INCOME AND
                                                      BLENDED EQUITY    GROWTH
                                                           FUND          FUND
                                                      -------------- ------------
  SIX MONTHS ENDED SEPTEMBER 30, 1998 (UNAUDITED)
  Net investment income (loss)......................   $  1,056,504  $    837,846
  Net realized gain (loss) on investments...........     (5,131,431)    7,163,650
  Change in unrealized appreciation/depreciation on
   investments and foreign currency translations
   during the period................................    (44,139,447)  (32,558,204)
                                                       ------------  ------------
  Net decrease in net assets resulting from
   operations.......................................    (48,214,374)  (24,556,708)
  Distributions to shareholders:
   From net investment income.......................     (1,262,484)   (1,165,624)
  Increase (decrease) in net assets from fund share
   transactions (Note 4)............................      4,543,989   (29,271,757)
                                                       ------------  ------------
  Net increase (decrease) in net assets.............    (44,932,869)  (54,994,089)
  NET ASSETS:
   Beginning of period..............................    594,908,570   138,052,784
                                                       ------------  ------------
   End of period (1)................................   $549,975,701  $ 83,058,695
                                                       ============  ============
  --------
   (1) Including undistributed net investment income
    (loss)..........................................   $    708,211  $    336,248
                                                       ============  ============
  YEAR ENDED MARCH 31, 1998
  Net investment income (loss)......................   $  2,565,250  $  2,995,948
  Net realized gain (loss) on investments...........     41,083,134    19,207,907
  Change in unrealized appreciation/depreciation on
   investments and foreign currency translations
   during the year..................................    205,385,468    19,295,523
                                                       ------------  ------------
  Net increase in net assets resulting from
   operations.......................................    249,033,852    41,499,378
  Distributions to shareholders:
   From net investment income:
   Shares...........................................     (2,290,458)   (2,916,488)
   Trust Shares.....................................           (146)      --
   From net realized gain on investments:
   Shares...........................................    (38,374,555)  (15,371,776)
   In excess of net realized gain on investments:
   Shares...........................................        --            --
                                                       ------------  ------------
    Total distributions.............................    (40,665,159)  (18,288,264)
                                                       ------------  ------------
  Increase (decrease) in net assets from fund share
   transactions (Note 4)
   Shares...........................................     79,577,598   (17,925,868)
   Trust Shares.....................................       (108,359)      --
                                                       ------------  ------------
    Total from fund share transactions..............     79,469,239   (17,925,868)
                                                       ------------  ------------
  Net increase in net assets........................    287,837,932     5,285,246
  NET ASSETS:
   Beginning of year................................    307,070,638   132,767,538
                                                       ------------  ------------
   End of year (2)..................................   $594,908,570  $138,052,784
                                                       ============  ============
  --------
   (2) Including undistributed net investment
    income..........................................   $    914,191  $    664,026
                                                       ============  ============

* Large Cap Growth Fund and Real Estate Fund commenced operations on October 1, 1997.

                       See Notes to Financial Statements

    VALUE AND                      ENERGY AND      LARGE CAP
  RESTRUCTURING    SMALL CAP    NATURAL RESOURCES   GROWTH     REAL ESTATE
      FUND            FUND            FUND           FUND*        FUND*
  -------------   ------------  ----------------- -----------  -----------
  $   1,480,924   $    (32,242)    $   235,672    $  (185,287) $ 1,064,706
     (1,237,098)    (1,939,575)       (236,215)    (1,519,149)    (333,166)
   (136,534,994)   (18,540,485)     (8,549,461)      (911,284)  (6,350,126)
  -------------   ------------     -----------    -----------  -----------
   (136,291,168)   (20,512,302)     (8,550,004)    (2,615,720)  (5,618,586)
     (1,167,563)       --             (140,511)       --          (743,530)
    232,709,645    (12,518,447)      6,944,780     41,546,442    4,496,385
  -------------   ------------     -----------    -----------  -----------
     95,250,914    (33,030,749)     (1,745,735)    38,930,722   (1,865,731)
    388,447,408     68,547,926      46,174,447     47,528,658   41,170,724
  -------------   ------------     -----------    -----------  -----------
  $ 483,698,322   $ 35,517,177     $44,428,712    $86,459,380  $39,304,993
  =============   ============     ===========    ===========  ===========
  $     587,952   $    (32,242)    $   127,883    $  (185,287) $   347,467
  =============   ============     ===========    ===========  ===========
  $   1,134,103   $    (83,679)    $   292,606    $   (17,327) $   693,157
      4,596,344      3,491,186       3,347,027       (214,016)        (749)
     80,592,450     12,326,916       4,846,663      6,184,860      109,604
  -------------   ------------     -----------    -----------  -----------
     86,322,897     15,734,423       8,486,296      5,953,517      802,012
       (855,654)       --             (309,721)       --          (474,266)
            (58)       --              --             --           --
     (2,883,915)       --           (3,856,927)       --           --
       --              --             (243,134)       --           --
  -------------   ------------     -----------    -----------  -----------
     (3,739,627)       --           (4,409,782)       --          (474,266)
  -------------   ------------     -----------    -----------  -----------
    181,862,594       (441,310)      8,704,842     41,575,141   40,842,978
        (61,525)       (11,276)        --             --           --
  -------------   ------------     -----------    -----------  -----------
    181,801,069       (452,586)      8,704,842     41,575,141   40,842,978
  -------------   ------------     -----------    -----------  -----------
    264,384,339     15,281,837      12,781,356     47,528,658   41,170,724
    124,063,069     53,266,089      33,393,091        --           --
  -------------   ------------     -----------    -----------  -----------
  $ 388,447,408   $ 68,547,926     $46,174,447    $47,528,658  $41,170,724
  =============   ============     ===========    ===========  ===========
  $     274,591   $    --          $    32,722    $   --       $    26,291
  =============   ============     ===========    ===========  ===========


                       See Notes to Financial Statements

EXCELSIOR FUNDS, INC.
FINANCIAL HIGHLIGHTS--SELECTED PER SHARE DATA AND RATIOS

   For a Fund share outstanding throughout each period.

                                                   NET REALIZED                        DISTRIBUTIONS
                             NET ASSET    NET     AND UNREALIZED            DIVIDENDS     FROM NET
                              VALUE,   INVESTMENT  GAIN (LOSS)   TOTAL FROM  FROM NET  REALIZED GAIN
                             BEGINNING   INCOME   ON INVESTMENTS INVESTMENT INVESTMENT ON INVESTMENTS
                             OF PERIOD   (LOSS)    AND OPTIONS   OPERATIONS   INCOME    AND OPTIONS
                             --------- ---------- -------------- ---------- ---------- --------------
  BLENDED EQUITY FUND -- (4/25/85*)
  Shares:
  Year Ended March 31,
  1994....................    $18.77     $ 0.05       $ 1.16       $ 1.21     $(0.08)      $(0.39)
  1995....................     19.17       0.07         2.67         2.74      (0.04)       (0.47)
  1996....................     21.40       0.12         5.21         5.33      (0.11)       (2.19)
  1997....................     24.43       0.18         2.50         2.68      (0.14)       (1.16)
  1998....................     25.81       0.16        12.59        12.75      (0.16)       (2.28)
  Six Months Ended
   September 30, 1998
   (Unaudited)............     36.12       0.06        (2.89)       (2.83)     (0.08)         --
  Trust Shares --
   (11/12/96*)
  Period ended March 31,
   1997...................     26.30       0.04         0.03         0.07      (0.03)       (0.56)
  Period from April 1,
   1997 to October 27,
   1997...................     25.78       0.02         4.67         4.69      (0.05)         --
  INCOME AND GROWTH FUND -- (1/6/87*)
  Year Ended March 31,
  1994....................    $11.45     $ 0.31       $ 0.46       $ 0.77     $(0.27)      $(0.01)
  1995....................     11.94       0.38         0.26         0.64      (0.35)       (0.41)
  1996....................     11.82       0.39         2.61         3.00      (0.31)       (0.06)
  1997....................     14.45       0.33         1.45         1.78      (0.35)       (0.63)
  1998....................     15.25       0.36         4.53         4.89      (0.34)       (1.85)
  Six Months Ended
   September 30, 1998
   (Unaudited)............     17.95       0.13        (3.88)       (3.75)     (0.16)         --
  VALUE AND RESTRUCTURING FUND -- (12/31/92*)
  Shares:
  Year Ended March 31,
  1994....................    $ 7.71     $ 0.06       $ 1.96       $ 2.02     $(0.07)      $(0.02)
  1995....................      9.64       0.07         1.02         1.09      (0.06)       (0.12)
  1996....................     10.55       0.10         3.71         3.81      (0.09)       (0.24)
  1997....................     14.03       0.13         2.36         2.49      (0.12)       (0.47)
  1998....................     15.93       0.10         8.12         8.22      (0.09)       (0.27)
  Six Months Ended
   September 30, 1998
   (Unaudited)............     23.79       0.06        (5.14)       (5.08)     (0.06)         --
  Trust Shares --
   (9/19/96*)
  Period ended March 31,
   1997...................     14.61       0.05         1.53         1.58      (0.05)       (0.23)
  Period from April 1,
   1997 to June 30, 1997..     15.91       0.02         2.94         2.96      (0.02)         --
  SMALL CAP FUND -- (12/31/92*)
  Shares:
  Year Ended March 31,
  1994....................    $ 7.40     $(0.01)      $ 1.36       $ 1.35        --        $(0.09)
  1995....................      8.66      (0.02)        1.31         1.29        --         (0.18)
  1996....................      9.77      (0.02)        1.72         1.70        --         (0.69)
  1997....................     10.78      (0.03)       (1.43)       (1.46)       --         (0.10)
  1998....................      8.83      (0.01)        3.13         3.12        --           --
  Six Months Ended
   September 30, 1998
   (Unaudited)............     11.95      (0.01)       (3.89)       (3.90)       --           --
  Trust Shares --
   (9/6/96*)
  Period ended March 31,
   1997...................      9.98      (0.03)       (0.92)       (0.95)       --         (0.22)
  Period from April 1,
   1997 to October 27,
   1997...................      8.81      (0.03)        2.52         2.49        --           --
  ENERGY AND NATURAL RESOURCES FUND -- (12/31/92*)
  Year Ended March 31,
  1994....................    $ 7.81     $ 0.08       $(0.12)      $(0.04)    $(0.07)         --
  1995....................      7.70       0.09         0.24         0.33      (0.10)      $(0.01)
  1996....................      7.92       0.07         1.63         1.70      (0.07)         --
  1997....................      9.55       0.09         2.60         2.69      (0.09)       (1.03)
  1998....................     11.12       0.09         2.69         2.78      (0.10)       (1.07)
  Six Months Ended
   September 30, 1998
   (Unaudited)............     12.66       0.06        (2.20)       (2.14)     (0.04)         --
  LARGE CAP GROWTH FUND -- (10/1/97*)
  Period Ended March 31,
   1998...................    $ 7.00        -- ++     $ 1.51       $ 1.51        --           --
  Six Months Ended
   September 30, 1998
   (Unaudited)............      8.51     $(0.02)        0.02          --         --           --
  REAL ESTATE FUND -- (10/1/97*)
  Period Ended March 31,
   1998...................    $ 7.00     $ 0.15       $ 0.01       $ 0.16     $(0.11)         --
  Six Months Ended
   September 30, 1998
   (Unaudited)............      7.05       0.17        (1.04)       (0.87)     (0.12)         --

 *  Commencement of operations ** Not Annualized *** Annualized
 + Expense ratios before waiver of fees and reimbursement of expenses (if any) by adviser and administrators.
++  Amount represents less than $0.01 per share.

                       See Notes to Financial Statements

  DISTRIBUTIONS IN                                                   RATIO OF NET RATIO OF GROSS RATIO OF NET
   EXCESS OF NET                                         NET ASSETS,  OPERATING     OPERATING     INVESTMENT
   REALIZED GAIN                   NET ASSET                 END       EXPENSES      EXPENSES    INCOME (LOSS)  PORTFOLIO
   ON INVESTMENTS        TOTAL     VALUE, END TOTAL       OF PERIOD   TO AVERAGE    TO AVERAGE    TO AVERAGE    TURNOVER
    AND OPTIONS      DISTRIBUTIONS OF PERIOD  RETURN        (000)     NET ASSETS   NET ASSETS +   NET ASSETS      RATE
  ----------------   ------------- ---------- ------     ----------- ------------ -------------- -------------  ---------
       $(0.34)          $(0.81)      $19.17     6.54%     $122,262       1.14%         1.14%          0.25%         17%
          --             (0.51)       21.40    14.65%      137,417       1.05%         1.08%          0.36%         23%
          --             (2.30)       24.43    26.45%      188,574       1.05%         1.12%          0.55%         27%
          --             (1.30)       25.81    11.09%      306,990       1.01%         1.06%          0.71%         39%
          --             (2.44)       36.12    50.82%      594,909       0.99%         1.06%          0.55%         28%
          --             (0.08)       33.21    (7.87)%**   549,976       0.96%***      1.04%***       0.35%***      11%***
          --             (0.59)       25.78     0.23%**         81       1.36%***      1.41%***       0.45%***      39%***
          --             (0.05)       30.42    17.57%**        --        1.34%***      1.41%***       0.20%***     N/A
          --            $(0.28)      $11.94     6.69%     $ 96,682       1.17%         1.17%          2.77%         28%
          --             (0.76)       11.82     5.74%       99,925       1.06%         1.09%          3.31%         36%
          --             (0.37)       14.45    25.83%      127,495       1.05%         1.11%          2.95%         22%
          --             (0.98)       15.25    12.61%      132,768       1.03%         1.11%          2.17%         25%
          --             (2.19)       17.95    33.29%      138,053       1.02%         1.10%          2.04%         32%
          --             (0.16)       14.04   (21.08)%**    83,059       1.05%***      1.14%***       1.47%***      35%***
          --            $(0.09)      $ 9.64    26.40%     $ 14,440       0.99%         1.73%          0.77%         75%
          --             (0.18)       10.55    11.49%       30,183       0.98%         1.08%          0.83%         82%
          --             (0.33)       14.03    36.48%       74,052       0.91%         0.95%          0.88%         56%
          --             (0.59)       15.93    18.09%      124,011       0.91%         0.95%          0.90%         62%
          --             (0.36)       23.79    52.10%      388,447       0.89%         0.93%          0.54%         30%
          --             (0.06)       18.65   (21.42)%**   483,698       0.86%***      0.98%***       0.57%***      45%***
          --             (0.28)       15.91    10.85%**         52       1.26%***      1.30%***       0.54%***      62%***
          --             (0.02)       18.85    18.61%**        --        1.21%***      1.25%***       0.47%***     N/A
          --            $(0.09)      $ 8.66    18.27%     $ 24,951       0.95%         1.15%         (0.25)%        20%
          --             (0.18)        9.77    15.16%       47,782       0.96%         1.04%         (0.23)%        42%
          --             (0.69)       10.78    18.29%       78,061       0.90%         0.98%         (0.17)%        38%
       $(0.39)           (0.49)        8.83   (14.33)%      53,258       0.94%         1.02%         (0.26)%        55%
          --               --         11.95    35.33%       68,548       0.94%         1.01%         (0.14)%        73%
          --               --          8.05   (32.64)%**    35,517       0.95%***      1.04%***      (0.12)%***     93%***
          --             (0.22)        8.81    (9.77)%**         8       1.29%***      1.40%***      (0.87)%***     55%***
          --               --         11.30    29.29%**        --        1.25%***      1.31%***      (0.59)%***    N/A
          --            $(0.07)      $ 7.70    (0.57)%    $  6,830       0.99%         2.03%          1.21%          6%
          --             (0.11)        7.92     4.28%       15,813       0.98%         1.35%          1.18%         31%
          --             (0.07)        9.55    21.60%       23,294       0.96%         1.09%          0.88%         43%
          --             (1.12)       11.12    28.28%       33,393       0.93%         0.98%          0.84%         87%
       $(0.07)           (1.24)       12.66    24.97%       46,174       0.99%         1.07%          0.69%         88%
          --             (0.04)       10.48   (16.97)%**    44,429       0.98%***      1.06%***       1.04%***      51%***
          --               --        $ 8.51    21.57%**   $ 47,529       1.05%***      1.20%***      (0.16)%***     12%***
          --               --          8.51     0.00%**     86,459       1.02%***      1.05%***      (0.49)%***      7%***
          --            $(0.11)      $ 7.05     2.26%**   $ 41,171       1.20%***      1.40%***       5.02%***      30%***
          --             (0.12)        6.06   (12.52)%**    39,305       1.20%***      1.37%***       5.14%***      14%***


   FEE
 WAIVERS
 (NOTE 2)
 --------
     --
     --
  $ 0.02
    0.01
    0.02
    0.01
     --
    0.01
     --
     --
  $ 0.01
    0.01
    0.01
    0.01
  $ 0.06
    0.01
     --
    0.01
    0.01
    0.01
     --
     --
  $ 0.01
    0.01
    0.01
    0.01
    0.01
    0.01
     --
     --
  $ 0.07
    0.03
    0.01
     --
    0.01
     --
     -- ++
     -- ++
  $ 0.01
    0.01

                       See Notes to Financial Statements

EXCELSIOR FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)
BLENDED EQUITY FUND


                                                                       VALUE
   SHARES                                                             (NOTE 1)
 ----------                                                         ------------

 COMMON STOCKS -- 99.76%
            CONSUMER STAPLES -- 22.79%
  420,000   Abbott Laboratories..................................   $ 18,243,750
   84,000   Bestfoods, Inc. .....................................      4,068,750
  187,500   Coca-Cola Company....................................     10,804,687
   10,500   Corn Products International, Inc. ...................        265,125
   44,210   CVS Corp. ...........................................      1,936,951
  104,000   Gillette Co. ........................................      3,978,000
   61,700   +Healthsouth Corp. ..................................        651,706
  272,300   Johnson & Johnson....................................     21,307,475
    7,400   Lilly (Eli) & Co. ...................................        579,512
   98,730   Mattel, Inc. ........................................      2,764,440
   49,000   Merck & Co., Inc. ...................................      6,348,562
   15,000   Novartis AG ADR......................................      1,202,222
   30,000   PepsiCo, Inc. .......................................        883,125
  269,400   Pfizer, Inc. ........................................     28,539,563
  113,200   Procter & Gamble Co. ................................      8,030,125
  110,000   Schering-Plough Corp. ...............................     11,391,875
  260,000   Stewart Enterprises, Inc., Class A...................      4,355,000
                                                                    ------------
                                                                     125,350,868
                                                                    ------------
            CONSUMER CYCLICAL -- 21.51%
   32,600   CBS Corp. ...........................................        790,550
  201,400   Centex Corp. ........................................      6,948,300
   52,000   Chevron Corp. .......................................      4,371,250
   40,000   Comcast Corp., Class A Special.......................      1,877,500
  212,500   Dayton Hudson Corp. .................................      7,596,875
  200,000   Ford Motor Co. ......................................      9,387,500
  311,000   General Electric Co. ................................     24,743,937
   43,800   General Motors Corp. ................................      2,395,313
   38,500   Goodyear Tire and Rubber Co. ........................      1,977,938
  330,000   Luxottica Group S.p.A. ADR...........................      3,691,875
   95,000   McDonald's Corp. ....................................      5,670,312
  211,000   +MCI WorldCom, Inc. .................................     10,312,625
   40,000   Meredith Corp. ......................................      1,280,000
   43,500   New York Times Co., Class A..........................      1,196,250
  224,400   +O'Reilly Automotive, Inc. ..........................      8,078,400
   39,000   Reuters Group plc ADR................................      1,925,625
    5,100   +Saks, Inc. .........................................        114,431
   50,000   Time Warner, Inc. ...................................      4,378,125
   25,000   Tribune Co. .........................................      1,257,813
  250,000   Wal-Mart Stores, Inc. ...............................     13,656,250
  171,045   Walt Disney Co. .....................................      4,329,577
   37,800   Wiley (John) & Sons, Inc., Class A...................      2,322,337
                                                                    ------------
                                                                     118,302,783
                                                                    ------------
            FINANCIAL -- 18.23%
   30,000   Allstate Corp. ......................................      1,250,625
   19,000   American Express Co. ................................      1,474,875
   56,250   American International Group, Inc. ..................      4,331,250
  277,817   Associates First Capital Corp. ......................     18,127,559
   75,600   BankBoston...........................................      2,494,800
   40,200   Citicorp.............................................      3,736,087
 COMMON STOCKS -- (CONTINUED)
            FINANCIAL -- (CONTINUED)
   20,000   First Union Corp. (North Carolina)...................   $  1,023,750
  170,000   Fleet Financial Group, Inc. .........................     12,484,375
   21,790   General Re Corp. ....................................      4,423,370
   81,702   Household International, Inc. .......................      3,063,825
  114,200   MBIA, Inc. ..........................................      6,131,112
  302,076   Mellon Bank Corp. ...................................     16,633,060
  202,694   Morgan Stanley, Dean Witter & Co. ...................      8,728,510
   29,687   Nationsbank Corp. ...................................      1,588,255
   32,600   Norwest Corp. .......................................      1,167,488
  156,300   State Street Boston Corp. ...........................      8,528,119
  102,200   UNUM Corp. ..........................................      5,078,063
                                                                    ------------
                                                                     100,265,123
                                                                    ------------
            TECHNOLOGY -- 17.44%
  341,033   +Cisco Systems, Inc. ................................     21,080,071
   50,000   Compaq Computer Corp. ...............................      1,581,250
   30,000   Computer Associates International, Inc. .............      1,110,000
   70,000   +Dell Computer Corp. ................................      4,602,500
   36,100   Emerson Electric, Co. ...............................      2,247,225
  126,480   Hewlett-Packard Co. .................................      6,695,535
   30,300   Honeywell Corp. .....................................      1,941,094
  150,000   Intel Corp. .........................................     12,862,500
   63,000   International Business Machines Corp. ...............      8,064,000
   69,000   L.M. Ericsson Telephone Co. ADR .....................      1,267,875
   93,320   Lucent Technologies, Inc. ...........................      6,444,913
  169,240   +Microsoft Corp. ....................................     18,626,977
   36,000   Nokia Corp., Class A, ADR ...........................      2,823,750
   60,000   SBC Communications, Inc. ............................      2,666,250
   25,500   Texas Instruments, Inc. .............................      1,345,125
   46,000   Tyco International Ltd. .............................      2,541,500
                                                                    ------------
                                                                      95,900,565
                                                                    ------------
            ENERGY -- 7.86%
   13,000   British Petroleum Company plc ADR....................      1,134,250
  167,907   Burlington Resources, Inc. ..........................      6,275,524
  120,100   Exxon Corp. .........................................      8,429,519
   47,000   Minnesota Mining & Manufacturing.....................      3,463,313
  178,300   Mobil Corp. .........................................     13,539,656
  162,100   Royal Dutch Petroleum Co. ...........................      7,720,012
   73,200   Unocal Corp. ........................................      2,653,500
                                                                    ------------
                                                                      43,215,774
                                                                    ------------
            UTILITIES -- 6.50%
   53,400   +AES Corp. ..........................................      1,979,138
   30,000   Ameritech Corp. .....................................      1,421,250
  172,443   AT&T Corp. ..........................................     10,077,138
  163,000   Bell Atlantic Corp. .................................      7,895,312

                       See Notes to Financial Statements

EXCELSIOR FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)
BLENDED EQUITY FUND -- (CONTINUED)


                                                                      VALUE
   SHARES                                                            (NOTE 1)
 ----------                                                        ------------

 COMMON STOCKS -- (CONTINUED)
            UTILITIES -- (CONTINUED)
   57,500   Duke Energy Corp. ..................................   $  3,805,781
   60,000   +NEXTEL Communications, Inc., Class A...............      1,211,250
  133,700   Southern Co. .......................................      3,935,794
  116,400   Texas Utilities Co. ................................      5,419,875
                                                                   ------------
                                                                     35,745,538
                                                                   ------------
            CAPITAL GOODS -- 3.61%
   24,000   Boeing Co. .........................................        823,500
   12,600   Cordant Technologies, Inc. .........................        533,137
   20,000   Dover Corp. ........................................        617,500
  275,266   Illinois Tool Works, Inc. ..........................     15,001,997
   24,700   +Lear Corp. ........................................      1,080,625
    2,000   Raychem Corp. ......................................         48,750
   76,875   +Thermo Electron Corp. .............................      1,157,930
   11,700   Waste Management, Inc. .............................        562,331
                                                                   ------------
                                                                     19,825,770
                                                                   ------------
            RAW/INTERMEDIATE MATERIALS -- 1.82%
   67,300   E.I. du Pont de Nemours & Co. ......................      3,777,212
   62,100   Monsanto Co. .......................................      3,500,888
  105,000   Pioneer Hi-Bred International, Inc. ................      2,756,250
                                                                   ------------
                                                                     10,034,350
                                                                   ------------
            TOTAL COMMON STOCKS
            (Cost $320,985,770).................................    548,640,771
                                                                   ------------

 PRINCIPAL                                                            VALUE
  AMOUNT                                                             (NOTE 1)
 ---------                                                         ------------
 DEMAND NOTES -- 0.16%
 $400,000  Associates Corp. of North America Master Notes.......   $    400,000
  487,000  General Electric Co. Promissory Notes................        487,000
                                                                   ------------
           TOTAL DEMAND NOTES
           (Cost $887,000)......................................        887,000
                                                                   ------------

TOTAL INVESTMENTS
(Cost $321,872,770*)......................................  99.92% $549,527,771
OTHER ASSETS AND LIABILITIES (NET)........................   0.08       447,930
                                                           ------  ------------
NET ASSETS................................................ 100.00% $549,975,701
                                                           ======  ============

--------
*  Aggregate cost for Federal tax and book purposes.
+  Non-income producing security
ADR -- American Depositary Receipt

                      See Notes to Financial Statements

EXCELSIOR FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)
INCOME AND GROWTH FUND

                                                                       VALUE
   SHARES                                                             (NOTE 1)
 ----------                                                         ------------

 COMMON STOCKS -- 80.55%
            CONSUMER CYCLICAL -- 20.70%
  100,000   Herman Miller, Inc. .................................   $  1,975,000
   73,000   Luxottica Group S.p.A. ADR...........................        816,687
   70,000   McDonald's Corp. ....................................      4,178,125
  150,000   ServiceMaster Ltd. Partnership.......................      3,281,250
   80,000   Wiley (John) & Sons, Inc., Class A...................      4,915,000
  280,000   +Ziff-Davis, Inc. ...................................      2,030,000
                                                                    ------------
                                                                      17,196,062
                                                                    ------------
            CONSUMER STAPLES -- 14.96%
   60,000   Gillette Co. ........................................      2,295,000
   40,000   Johnson & Johnson....................................      3,130,000
   15,000   Merck & Co., Inc. ...................................      1,943,438
   40,000   Novo-Nordisk A.S., ADR...............................      2,400,000
   35,000   WM. Wrigley Jr. Co. .................................      2,657,812
                                                                    ------------
                                                                      12,426,250
                                                                    ------------
            TECHNOLOGY -- 11.04%
  200,000   +Analog Devices, Inc. ...............................      3,212,500
   30,000   +Cisco Systems, Inc. ................................      1,854,375
  695,200   +Interleaf, Inc. ....................................        716,925
   15,000   +Microsoft Corp. ....................................      1,650,938
  103,500   +SDL, Inc. ..........................................      1,293,750
   41,800   +Unitrode Corp. .....................................        444,125
                                                                    ------------
                                                                       9,172,613
                                                                    ------------
            FINANCIAL -- 9.21%
   20,000   American International Group, Inc. ..................      1,540,000
   35,000   Morgan Stanley, Dean Witter & Co. ...................      1,507,188
  130,000   Mutual Risk Management Ltd. .........................      4,598,750
                                                                    ------------
                                                                       7,645,938
                                                                    ------------
            ENERGY -- 8.21%
   44,000   Exxon Corp. .........................................      3,088,250
   90,000   +SEACOR Holdings, Inc. ..............................      3,735,000
                                                                    ------------
                                                                       6,823,250
                                                                    ------------
            UTILITIES -- 7.19%
  110,000   +AES Corp. ..........................................      4,076,875
   94,000   +NEXTEL Communications, Inc., Class A................      1,897,625
                                                                    ------------
                                                                       5,974,500
                                                                    ------------
            RAW/INTERMEDIATE
            MATERIALS -- 5.52%
  100,000   Pall Corp. ..........................................      2,218,750
   90,000   Pioneer Hi-Bred International, Inc. .................      2,362,500
                                                                    ------------
                                                                       4,581,250
                                                                    ------------
            CAPITAL GOODS -- 3.72%
  100,000   Dover Corp. .........................................      3,087,500
                                                                    ------------
            TOTAL COMMON STOCKS (Cost $45,934,477)...............     66,907,363
                                                                    ------------

 PRINCIPAL                                                            VALUE
   AMOUNT                                                            (NOTE 1)
 ----------                                                        ------------

 CORPORATE BONDS -- 2.43%
            MATERIALS -- 2.43%
 $2,000,000 AK Steel Corp.,
            9.125%, 12/15/06
            (Cost $2,080,000)...................................   $ 2,015,000
                                                                   -----------
 CONVERTIBLE BONDS -- 10.35%
            TECHNOLOGY -- 7.76%
  2,810,000 Kollmorgen Corp.,
            Sub-Debenture,
            8.75%, 05/01/09.....................................     2,848,638
  3,959,000 Network Equipment Technologies, Inc.,
            Sub-Debenture,
            7.25%, 05/15/14.....................................     3,597,741
                                                                   -----------
                                                                     6,446,379
                                                                   -----------
            CONSUMER CYCLICAL -- 2.13%
  1,925,000 Avatar Holdings 7.00%, 04/01/05.....................     1,766,187
                                                                   -----------
            TRANSPORTATION -- 0.46%
  3,500,000 World Corp., Inc., 7.00%, 05/15/04..................       385,000
                                                                   -----------
            TOTAL CONVERTIBLE BONDS (Cost $10,701,642)..........     8,597,566
                                                                   -----------
 DEMAND NOTES -- 5.92%
  2,400,000 Associates Corp. of North America Master Notes......     2,400,000
  2,515,000 General Electric Co. Promissory Notes...............     2,515,000
                                                                   -----------
            TOTAL DEMAND NOTES
            (Cost $4,915,000)...................................     4,915,000
                                                                   -----------

TOTAL INVESTMENTS (Cost $63,631,119*)......................  99.25% $82,434,929
OTHER ASSETS AND LIABILITIES (NET).........................   0.75      623,766
                                                            ------  -----------
NET ASSETS................................................. 100.00% $83,058,695
                                                            ======  ===========

--------
* Aggregate cost for Federal tax and book purposes.
+ Non-income producing security
ADR -- American Depositary Receipt

                       See Notes to Financial Statements

EXCELSIOR FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)
VALUE AND RESTRUCTURING FUND


                                                                       VALUE
   SHARES                                                             (NOTE 1)
 ----------                                                         ------------

 COMMON STOCKS -- 97.53%
            TECHNOLOGY -- 23.96%
  308,000   Alcatel Alsthom ADR..................................   $  5,236,000
  160,000   BCE, Inc. ...........................................      4,470,000
  250,000   +Bell & Howell Holdings Co. .........................      6,484,375
  130,300   Computer Associates International, Inc. .............      4,821,100
  120,000   Cordant Technologies, Inc. ..........................      5,077,500
  270,000   Frontier Corp. ......................................      7,391,250
  335,000   +Industri-Matematik International Corp. .............      1,695,938
    3,001   +Intermedia Communications, Inc. ....................         73,524
  106,800   International Business Machines Corp. ...............     13,670,400
  165,000   +IXC Communications, Inc. ...........................      4,908,750
  138,000   Nokia Corp., Class A, ADR............................     10,824,375
  136,800   +Plantronics, Inc. ..................................      6,592,050
  165,000   Raytheon Co., Class A................................      8,549,062
    6,314   +Sensormatics Electronics Corp. .....................         37,095
  262,000   +Smallworldwide plc ADR..............................      2,849,250
  425,000   +Telecom-TCI Ventures Group, Class A.................      7,596,875
  190,000   Texas Instruments, Inc. .............................     10,022,500
  420,000   +TriStar Aerospace Co. ..............................      4,042,500
  330,000   +Unisys Corp. .......................................      7,507,500
  334,050   +Vishay Intertechnology, Inc. .......................      4,029,478
                                                                    ------------
                                                                     115,879,522
                                                                    ------------
            FINANCIAL -- 21.12%
  291,235   ++Akbank T.A.S. ADR..................................        793,616
  270,000   +Amerin Corp. .......................................      5,011,875
  110,000   Amvescap plc ADR.....................................      3,190,000
  280,000   ARM Financial Group, Inc., Class A...................      4,970,000
  135,000   Astoria Financial Corp. .............................      5,686,875
  147,000   Banc One Corp. ......................................      6,265,875
  150,000   Canadian Imperial Bank of Commerce...................      2,756,250
  170,000   Chase Manhattan Corp. ...............................      7,352,500
  130,614   Corporacion Bancaria de Espana S.p.A. ADR............      5,118,436
  237,000   Donaldson, Lufkin & Jenrette, Inc. ..................      6,058,312
  150,000   Everest Re Holdings, Inc. ...........................      5,596,875
   71,505   EXEL Ltd. ...........................................      4,504,815
  157,000   Fannie Mae...........................................     10,087,250
  215,000   FBL Financial Group, Inc., Class A...................      4,958,438
  110,000   Mellon Bank Corp. ...................................      6,056,875
  105,000   Morgan Stanley, Dean Witter & Co. ...................      4,521,563
  125,000   PNC Bank Corp. ......................................      5,625,000
  205,000   SLM Holding Corp. ...................................      6,649,687
  185,000   Travelers Group, Inc. ...............................      6,937,500
                                                                    ------------
                                                                     102,141,742
                                                                    ------------

                                                                VALUE
   SHARES                                                      (NOTE 1)
 ----------                                                  ------------

 COMMON STOCKS -- (CONTINUED)
            CONSUMER STAPLES -- 16.84%
  290,000   Avon Products, Inc. ..........................    $8,138,125
  108,000   Bestfoods, Inc. ..............................     5,231,250
  104,000   Bristol-Myers Squibb Co. .....................    10,803,000
  220,000   Deluxe Corp. .................................     6,256,250
  168,000   Eastman Kodak Co. ............................    12,988,500
  180,000   Fort James Corp. .............................     5,906,250
  102,000   General Mills, Inc. ..........................     7,140,000
  225,000   +MAPICS, Inc. ................................     4,921,875
  300,000   Philip Morris Companies, Inc. ................    13,818,750
  200,000   +Suiza Foods Corp. ...........................     6,250,000
                                                              ----------
                                                              81,454,000
                                                              ----------
            CONSUMER CYCLICAL -- 15.91%
  170,000   +American Standard Cos., Inc. ................     4,483,750
  300,000   CBS Corp. ....................................     7,275,000
  140,000   Ford Motor Co. ...............................     6,571,250
  135,000   General Motors Corp. .........................     7,382,813
  130,000   Harman International Industries, Inc. ........     4,769,375
  250,000   +LandCARE USA, Inc. ..........................     1,687,500
  305,000   +Newmark Homes Corp. .........................     2,058,750
  275,000   News Corp. Ltd. ADR...........................     7,046,875
  210,000   Olin Corp. ...................................     6,024,375
  370,000   +Outdoor Systems, Inc. .......................     7,215,000
  430,000   +Paxson Communications Corp. .................     3,950,625
  160,000   +QUALCOMM, Inc. ..............................     7,670,000
  128,000   XEROX Corp. ..................................    10,848,000
                                                              ----------
                                                              76,983,313
                                                              ----------
            CAPITAL GOODS -- 6.36%
  225,000   AlliedSignal, Inc. ...........................     7,959,375
  245,000   Boeing Co. ...................................     8,406,563
  320,000   +Coltec Industries, Inc. .....................     4,840,000
  125,000   United Technologies Corp. ....................     9,554,687
                                                              ----------
                                                              30,760,625
                                                              ----------
            TRANSPORTATION -- 5.29%
  230,000   Canadian Pacific Ltd. ........................     4,758,125
  160,000   +Coach USA, Inc. .............................     3,950,000
  202,500   +Hvide Marine, Inc., Class A..................     1,417,500
  185,000   Kansas City Southern Industries, Inc. ........     6,475,000
  180,000   +Trailer Bridge, Inc. ........................       393,750
  202,000   Union Pacific Corp. ..........................     8,610,250
                                                              ----------
                                                              25,604,625
                                                              ----------

                       See Notes to Financial Statements

EXCELSIOR FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)
VALUE AND RESTRUCTURING FUND -- (CONTINUED)


                                                                      VALUE
   SHARES                                                            (NOTE 1)
 ----------                                                        ------------

 COMMON STOCKS -- (CONTINUED)
            ENERGY -- 5.12%
  425,000   Dynegy, Inc. .......................................   $  5,710,938
   13,700   +Miller Exploration, Co. ...........................         65,931
   82,000   Mobil Corp. ........................................      6,226,875
  260,000   +Nabors Industries, Inc. ...........................      3,948,750
  285,000   +Ocean Energy, Inc. ................................      3,740,625
  195,000   YPF S.A., ADR.......................................      5,070,000
                                                                   ------------
                                                                     24,763,119
                                                                   ------------
            RAW/INTERMEDIATE MATERIALS -- 2.89%
  270,000   Cambrex Corp. ......................................      6,361,875
  115,000   E.I. du Pont de Nemours & Co. ......................      6,454,375
  139,500   +PalEx, Inc. .......................................      1,150,875
                                                                   ------------
                                                                     13,967,125
                                                                   ------------
            UTILITIES -- 0.04%
   40,000   +Leap Wireless International, Inc. .................        185,000
                                                                   ------------
            TOTAL COMMON STOCKS
            (Cost $497,649,662).................................    471,739,071
                                                                   ------------
 CONVERTIBLE PREFERRED STOCKS -- 2.24%
            TECHNOLOGY -- 1.51%
   45,000   ++Intermedia Communications, Inc., Preferred
            Exchange, 7.00%.....................................      1,546,875
   65,000   Intermedia Communications, Inc., Series D, Preferred
            Exchange, 7.00%.....................................      2,234,375
  260,000   ++Sensormatic Electronics Corp., Preferred Exchange,
            6.50%...............................................      3,542,500
                                                                   ------------
                                                                      7,323,750
                                                                   ------------

                                                                       VALUE
   SHARES                                                             (NOTE 1)
 ----------                                                         ------------

 CONVERTIBLE PREFERRED STOCKS -- (CONTINUED)
            TRANSPORTATION -- 0.73%
   80,000   ++Union Pacific Capital Trust,
            Preferred Exchange, 6.25%............................   $  3,540,000
                                                                    ------------
            TOTAL CONVERTIBLE
            PREFERRED STOCKS
            (Cost $14,874,445)...................................     10,863,750
                                                                    ------------

TOTAL INVESTMENTS
(Cost $512,524,107*)......................................  99.77% $482,602,821
OTHER ASSETS AND LIABILITIES (NET)........................   0.23     1,095,501
                                                           ------  ------------
NET ASSETS................................................ 100.00% $483,698,322
                                                           ======  ============

--------
 *  Aggregate cost for Federal tax and book purposes.
 +  Non-income producing security
++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 1998 these securities amounted to $9,422,991, or 1.95% of net assets.
ADR -- American Depositary Receipt

                       See Notes to Financial Statements

EXCELSIOR FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)
SMALL CAP FUND


                                                                    VALUE
   SHARES                                                          (NOTE 1)
 ----------                                                      -----------

 COMMON STOCKS -- 96.08%
            CONSUMER CYCLICAL -- 32.62%
   39,000   +Big Flower Holdings, Inc. .......................   $   911,625
   16,000   +CD Radio, Inc. ..................................       304,000
   36,900   +Children's Place Retail Stores, Inc. ............       369,000
   50,000   Claire's Stores, Inc. ............................       900,000
   20,000   +CONMED Corp. ....................................       457,500
   11,300   Fair Isaac & Co., Inc. ...........................       377,138
   31,000   +Linens'n Things, Inc. ...........................       852,500
   26,700   +Men's Wearhouse, Inc. ...........................       457,237
   81,000   +Natural MicroSystems Corp. ......................       840,375
   35,000   +O'Reilly Automotive, Inc. .......................     1,260,000
   40,300   +Paxar Corp. .....................................       357,663
   15,600   Polaris Industries, Inc. .........................       483,600
   54,000   +PSS World Medical, Inc. .........................       999,000
   46,300   +RDO Equipment Co., Class A.......................       419,594
   26,500   +Scientific Games Holdings Corp. .................       518,406
   22,250   +Sunrise Assisted Living, Inc. ...................       763,453
   13,500   Tiffany & Co. ....................................       423,562
   24,850   +Travel Services International, Inc. .............       337,028
   32,000   +Ventana Medical Systems, Inc. ...................       552,000
                                                                 -----------
                                                                  11,583,681
                                                                 -----------
            FINANCIAL -- 19.46%
   34,000   ARM Financial Group, Inc., Class A................       603,500
    7,400   Associates First Capital Corp., Class A...........       482,850
   21,500   Cabot Industrial Trust............................       454,188
   15,300   Cullen/Frost Bankers, Inc. .......................       738,225
    9,400   Executive Risk, Inc. .............................       423,588
   13,900   First American Corp. (Tennessee)..................       533,412
   76,300   Freedom Securities Corp. .........................     1,010,975
   14,400   Greenpoint Financial Corp. .......................       459,000
   15,000   Mutual Risk Management Ltd. ......................       530,625
   52,600   Sovereign Bancorp, Inc. ..........................       693,662
   11,000   UNUM Corp. .......................................       546,562
   10,600   Weingarten Realty Investors.......................       434,600
                                                                 -----------
                                                                   6,911,187
                                                                 -----------
            TECHNOLOGY -- 17.54%
   29,000   +Boole & Babbage, Inc. ...........................       659,750
   21,000   First Data Corp. .................................       493,500
   19,000   Hughes Supply, Inc. ..............................       541,500
    9,100   +Human Genome Sciences, Inc. .....................       267,313
   20,300   +Incyte Pharmaceuticals, Inc. ....................       426,300
   32,800   +ITI Technologies, Inc. ..........................       787,200
   29,200   +MICROS Systems, Inc. ............................       874,175
   17,600   +Newbridge Networks, Corp. .......................       315,700
   50,000   +Perceptron, Inc. ................................       293,750
   12,250   +Phoenix Technologies Ltd. .......................        68,906
   33,200   +Rock of Ages Corp. ..............................       365,200

                                                                        VALUE
   SHARES                                                              (NOTE 1)
 ----------                                                          -----------

 COMMON STOCKS -- (CONTINUED)
            TECHNOLOGY -- (CONTINUED)
    40,000  +SDL, Inc. ...........................................   $   500,000
    10,000  Timberline Software Corp. ............................       187,500
    42,200  +Unitrode Corp. ......................................       448,375
                                                                     -----------
                                                                       6,229,169
                                                                     -----------
            CONSUMER STAPLES -- 10.23%
    11,000  Avon Products, Inc. ..................................       308,688
    19,000  Carnival Corp., Class A...............................       604,438
    21,000  CVS Corp. ............................................       920,062
    34,600  +Hain Food Group, Inc. ...............................       514,675
    21,250  +IDEXX Laboratories, Inc. ............................       502,031
    36,000  Schweitzer-Mauduit International, Inc. ...............       783,000
                                                                     -----------
                                                                       3,632,894
                                                                     -----------
            ENERGY -- 9.08%
    84,500  +Ocean Energy, Inc. ..................................     1,109,063
    56,500  +R & B Falcon Corp. ..................................       678,000
    24,000  +Silicon Valley Bancshares............................       381,000
    30,900  +TETRA Technologies, Inc. ............................       370,800
    82,000  +Varco International, Inc. ...........................       686,750
                                                                     -----------
                                                                       3,225,613
                                                                     -----------
            CAPITAL GOODS -- 6.21%
    24,400  Baldor Electric Co. ..................................       533,750
    26,500  Juno Lighting, Inc. ..................................       586,312
    34,450  Lindsay Manufacturing Co. ............................       512,444
    16,400  Teleflex, Inc. .......................................       574,000
                                                                     -----------
                                                                       2,206,506
                                                                     -----------
            RAW/INTERMEDIATE
            MATERIALS -- 0.94%
    18,000  Millenium Chemicals, Inc. ............................       335,250
                                                                     -----------
            TOTAL COMMON STOCKS
            (Cost $40,381,218)....................................    34,124,300
                                                                     -----------
 PRINCIPAL
   AMOUNT
 ----------

 DEMAND NOTES -- 4.22%
 $700,000   Associates Corp. of North America Master Notes........       700,000
  799,000   General Electric Co. Promissory Notes.................       799,000
                                                                     -----------
            TOTAL DEMAND NOTES
            (Cost $1,499,000).....................................     1,499,000
                                                                     -----------

TOTAL INVESTMENTS
(Cost $41,880,218*)........................................ 100.30% $35,623,300
OTHER ASSETS AND LIABILITIES (NET).........................  (0.30)    (106,123)
                                                            ------  -----------
NET ASSETS................................................. 100.00% $35,517,177
                                                            ======  ===========

--------
* Aggregate cost for Federal tax and book purposes.
+ Non income producing security


                       See Notes to Financial Statements

EXCELSIOR FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)
ENERGY AND NATURAL RESOURCES FUND


                                                                       VALUE
   SHARES                                                             (NOTE 1)
 ----------                                                         ------------

 COMMON STOCKS -- 95.58%
            ENERGY -- 71.88%
   26,000   Anadarko Petroleum Corp. ............................   $  1,022,125
   20,000   +Atwood Oceanics.....................................        416,250
   41,000   +BJ Services Co. ....................................        666,250
   33,986   British Petroleum Company plc ADR....................      2,965,278
   25,000   Burlington Resources, Inc. ..........................        934,375
   40,000   +Cal Dive International, Inc. .......................        710,000
   22,000   Chevron Corp. .......................................      1,849,375
   30,000   +Cooper Cameron Corp. ...............................        843,750
   40,000   Exxon Corp. .........................................      2,807,500
   95,000   +Global Industries Ltd. .............................      1,092,500
   10,000   +Marine Drilling Cos., Inc. .........................        114,375
   26,000   Mobil Corp. .........................................      1,974,375
   30,000   +Nabors Industries, Inc. ............................        455,625
   50,000   +Newfield Exploration Co. ...........................      1,125,000
   30,000   +Newpark Resources, Inc. ............................        206,250
   10,000   Noble Affiliates, Inc. ..............................        318,750
  135,300   +Ocean Energy, Inc. .................................      1,775,812
   73,000   +R & B Falcon Corp. .................................        876,000
   55,000   Royal Dutch Petroleum Co. ...........................      2,619,375
   18,000   Schlumberger Ltd. ...................................        905,625
  100,000   +Superior Energy Services, Inc. .....................        343,750
   20,000   Texaco, Inc. ........................................      1,253,750
   37,000   Tosco Corp. .........................................        795,500
   17,500   Total S.A. ADR.......................................      1,099,219
   65,000   +Transmontaigne Oil Co. .............................        901,875
   30,000   +U.S. Filter Corp. ..................................        480,000
   25,000   Valero Energy Corp. .................................        496,875
   95,000   +Varco International, Inc. ..........................        795,625
   32,000   Vastar Resources, Inc. ..............................      1,440,000
   30,000   +Weatherford International, Inc. ....................        648,750
                                                                    ------------
                                                                      31,933,934
                                                                    ------------
            BASIC MATERIALS -- 6.82%
   50,000   Barrick Gold, Corp. .................................      1,000,000
   10,000   E.I. du Pont de Nemours & Co. .......................        561,250
   20,000   Fort James Corp. ....................................        656,250
   14,000   Mead Corp. ..........................................        412,125
   14,000   Willamette Industries................................        401,625
                                                                    ------------
                                                                       3,031,250
                                                                    ------------

                                                                      VALUE
   SHARES                                                            (NOTE 1)
 ----------                                                        ------------

 COMMON STOCKS -- (CONTINUED)
            UTILITIES -- 16.88%
     25,000 +AES Corp. .........................................   $   926,562
     42,000 Coastal Corp. ......................................     1,417,500
     30,888 Duke Energy Corp. ..................................     2,044,400
     23,000 Enron Corp. ........................................     1,214,688
     23,000 KN Energy, Inc. ....................................     1,178,750
     25,000 Williams Cos., Inc. ................................       718,750
                                                                   -----------
                                                                     7,500,650
                                                                   -----------
            TOTAL COMMON STOCKS
            (Cost $39,110,862)..................................    42,465,834
                                                                   -----------
 PRINCIPAL
   AMOUNT
 ----------
 DEMAND NOTES -- 6.18%
 $1,505,000 Associates Corp. of North America Master Notes......     1,505,000
  1,239,000 General Electric Co. Promissory Notes...............     1,239,000
                                                                   -----------
            TOTAL DEMAND NOTES
            (Cost $2,744,000)...................................     2,744,000
                                                                   -----------

TOTAL INVESTMENTS
(Cost $41,854,862*)........................................ 101.76% $45,209,834
OTHER ASSETS AND LIABILITIES (NET).........................  (1.76)   (781,122)
                                                            ------  -----------
NET ASSETS................................................. 100.00% $44,428,712
                                                            ======  ===========

--------
*  Aggregate cost for Federal tax and book purposes.
+  Non income producing security
ADR -- American Depositary Receipt

                       See Notes to Financial Statements

EXCELSIOR FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)
LARGE CAP GROWTH FUND


                                                                       VALUE
   SHARES                                                             (NOTE 1)
 ----------                                                         ------------

 COMMON STOCKS -- 98.48%
            TECHNOLOGY -- 42.38%
   47,000   America On-Line, Inc. ...............................   $  5,228,750
   72,000   +Cisco Systems, Inc. ................................      4,450,500
   90,000   +Dell Computer Corp. ................................      5,917,500
   90,000   +EMC Corp. ..........................................      5,146,875
   53,000   Intel Corp. .........................................      4,544,750
   77,000   Medtronic, Inc. .....................................      4,456,375
   41,000   +Microsoft Corp. ....................................      4,512,562
   60,000   +Tellabs, Inc. ......................................      2,388,750
                                                                    ------------
                                                                      36,646,062
                                                                    ------------
            FINANCIAL -- 20.59%
   48,000   American International Group, Inc. ..................      3,696,000
   30,000   Citicorp.............................................      2,788,125
   64,000   Fannie Mae...........................................      4,112,000
   54,000   Merrill Lynch & Co. .................................      2,558,250
  118,000   Schwab (Charles) Corp. ..............................      4,646,250
                                                                    ------------
                                                                      17,800,625
                                                                    ------------
            CONSUMER CYCLICAL -- 20.24%
   67,000   +BMC Software, Inc. .................................      4,020,000
   83,000   Harley-Davidson, Inc. ...............................      2,438,125
  101,000   Home Depot, Inc. ....................................      3,989,500
   69,000   +PeopleSoft, Inc. ...................................      2,251,125
   91,000   +Sylvan Learning Systems, Inc. ......................      2,093,000
  107,000   Walt Disney Co. .....................................      2,708,438
                                                                    ------------
                                                                      17,500,188
                                                                    ------------
            CONSUMER STAPLES -- 15.27%
   49,000   Coca-Cola Co. .......................................      2,823,625
   72,000   Gillette Co. ........................................      2,754,000
   41,000   Pfizer, Inc. ........................................      4,343,438
   75,000   +Quintiles Transnational Corp. ......................      3,281,250
                                                                    ------------
                                                                      13,202,313
                                                                    ------------
            TOTAL COMMON STOCKS
            (Cost $79,875,612)...................................     85,149,188
                                                                    ------------

 PRINCIPAL                                                            VALUE
   AMOUNT                                                            (NOTE 1)
 ----------                                                        ------------

 REPURCHASE AGREEMENTS -- 1.49%
 $1,288,000 Agreement with Chase Securities Inc., 5.25%, dated
            9/30/98, due 10/01/98, to be repurchased at
            $1,288,188, collateralized by $1,085,000 U.S.
            Treasury Notes, 7.875% due 11/15/04, valued at
            $1,319,524
            (Cost $1,288,000)...................................   $  1,288,000
                                                                   ------------

TOTAL INVESTMENTS
(Cost $81,163,612*)........................................  99.97% $86,437,188
OTHER ASSETS AND LIABILITIES (NET).........................   0.03       22,192
                                                            ------  -----------
NET ASSETS................................................. 100.00% $86,459,380
                                                            ======  ===========

--------
*  Aggregate cost for Federal tax and book purposes.
+  Non-income producing security

                       See Notes to Financial Statements

EXCELSIOR FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)
REAL ESTATE FUND


                                                                       VALUE
   SHARES                                                            (NOTE 1)
 ----------                                                         -----------

 COMMON STOCKS -- 96.98%
            REAL ESTATE -- 94.47%
     38,000 Arden Realty Group, Inc. ............................   $   847,875
     31,884 Avalon Bay Communities, Inc. ........................     1,086,049
     55,000 Bedford Property Investors, Inc. ....................       990,000
     36,000 Boston Properties, Inc. .............................     1,026,000
     57,000 Cabot Industrial Trust...............................     1,204,125
     62,000 +Catellus Development Corp. .........................       806,000
     70,500 CenterTrust Retail Properties, Inc. .................       916,500
     35,500 Chateau Communities, Inc. ...........................       991,781
     33,000 Crescent Real Estate Equity, Co. ....................       833,250
     60,000 Developers Divers Realty, Corp. .....................     1,095,000
     55,000 Duke Realty Investment, Inc. ........................     1,275,312
     44,203 Equity Office Properties Trust ......................     1,082,974
     47,500 First Washington Realty Trust........................     1,128,125
     37,000 Forest City Enterprises, Inc., Class A...............       777,000
     38,000 Glenborough Realty Trust, Inc. ......................       807,500
     53,500 Glimcher Realty Trust................................       916,188
     35,500 Golf Trust of America, Inc. .........................     1,056,125
     39,000 Health Care REIT, Inc. ..............................     1,038,375
     35,000 Healthcare Realty Trust, Inc. .......................       892,500
     32,000 Highwoods Properties, Inc. ..........................       888,000
     38,000 Hospitality Properties Trust.........................     1,130,500
     54,000 HRPT Properties Trust................................       870,750
     32,000 KIMCO Realty Corp. ..................................     1,216,000
     31,900 Mack-Cali Realty Corp. ..............................       957,000
     36,500 Meditrust Corp. .....................................       622,781
     52,000 Merry Land & Investment Companies, Inc. .............     1,163,500
     54,000 Pacific Gulf Properties, Inc. .......................     1,086,750
     40,000 Prentiss Properties Trust............................       955,000
     46,000 ProLogis Trust.......................................     1,040,750
     44,000 Public Storage, Inc. ................................     1,179,750
     37,000 Simon Property Group, Inc. ..........................     1,100,750
     29,000 Spieker Properties, Inc. ............................     1,065,750
     26,000 Starwood Hotels & Resorts............................       793,000
     90,000 Taubman Center, Inc. ................................     1,260,000
     77,000 United Dominion Realty Trust.........................       875,875
     28,500 Vornado Realty Trust.................................       944,062
     29,500 Weingarten Realty Investors..........................     1,209,500
                                                                    -----------
                                                                     37,130,397
                                                                    -----------
 COMMON STOCKS -- (CONTINUED)
            FINANCIAL -- 2.51%
     20,000 Freddie Mac..........................................   $   988,750
                                                                    -----------
            TOTAL COMMON STOCKS
            (Cost $44,359,669)...................................    38,119,147
                                                                    -----------
 PRINCIPAL
   AMOUNT
 ----------
 REPURCHASE AGREEMENT -- 3.49%
 $1,370,000 Agreement with Chase Securities Inc., 5.25%, dated
            9/30/98, due 10/01/98, to be repurchased at
            $1,370,200, collateralized by $1,155,000 U.S.
            Treasury Notes, 7.875% due 11/15/04, valued at
            $1,404,655
            (Cost $1,370,000)....................................     1,370,000
                                                                    -----------

TOTAL INVESTMENTS
(Cost $45,729,669*)........................................ 100.47% $39,489,147
OTHER ASSETS AND LIABILITIES (NET).........................  (0.47)   (184,154)
                                                            ------  -----------
NET ASSETS................................................. 100.00% $39,304,993
                                                            ======  ===========

--------
*  Aggregate cost for Federal tax and book purposes.
+  Non-income producing security
REIT -- Real Estate Investment Trust

                       See Notes to Financial Statements

                             EXCELSIOR FUNDS, INC.

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

   Excelsior Funds, Inc. ("Excelsior Fund") was incorporated under the laws of the State of Maryland on August 2, 1984 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

   Excelsior Fund currently offers shares in eighteen managed investment portfolios, each having its own investment objectives and policies. The following is a summary of significant accounting policies for the Blended Equity Fund, Income and Growth Fund, Value and Restructuring Fund, Small Cap Fund, Energy and Natural Resources Fund, Large Cap Growth Fund and Real Estate Fund (the "Portfolios"). Such policies are in conformity with generally accepted accounting principles and are consistently followed by Excelsior Fund in the preparation of the financial statements. Generally accepted accounting principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The financial statements for the remaining portfolios of Excelsior Fund and Excelsior Tax-Exempt Funds, Inc. ("Excelsior Tax-Exempt Fund") are presented separately.

  (A) PORTFOLIO VALUATION:

      Investments in securities that are traded on a recognized stock exchange are valued at the last sale price on the exchange on which such securities are primarily traded or at the last sale price on the national securities market. Securities traded over-the-counter are valued each business day on the basis of the closing over-the-counter bid prices. Securities for which there were no transactions are valued at the average of the most recent bid prices (as calculated by an independent pricing service (the "Service") based upon its evaluation of the market for such securities) when, in the judgment of the Service, quoted bid prices for securities are readily available and are representative of the bid side of the market. Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a value was so established is likely to have changed such value, then a fair value of those securities will be determined by consideration of other factors under the direction of the Board of Directors. A security which is traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market on which the security is traded. Securities for which market quotations are not readily available are valued at fair value, pursuant to guidelines adopted by Excelsior
  Fund's Board of Directors. Short-term debt instruments with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

    All other foreign securities are valued at the last current bid quotation if market quotations are available, or at fair value as determined in accordance with policies established by the Board of Directors. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

    Forward foreign currency exchange contracts: The Portfolios' participation in forward currency exchange contracts will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging involves the purchase or sale of foreign currency with respect to specific receivables or payables of a Portfolio generally arising in connection with the purchase or sale of its portfolio securities. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of unrealized gain on the contracts, if any, at the date of default. Risk may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Contracts are marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. Realized gains or losses arising from such transactions are included in net realized gains or losses from foreign currency transactions.

  (B) SECURITY TRANSACTIONS AND INVESTMENT INCOME:

      Security transactions are recorded on a trade date basis. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income, adjusted for amortization of premiums and, when appropriate, discounts on investments, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Portfolios are informed of the dividend.

  (C) REPURCHASE AGREEMENTS:

      Excelsior Fund may purchase portfolio securities from financial institutions deemed to be creditworthy by the investment adviser subject to the seller's agreement to repurchase and Excelsior Fund's agreement to resell such securities at mutually agreed upon prices. Securities purchased subject to such repurchase agreements are deposited with Excelsior Fund's custodian or sub-custodian or are maintained in the Federal Reserve/Treasury book-entry system and must have, at all times, an aggregate market value not less than the repurchase price.

      If the value of the underlying security falls below the value of the repurchase price, Excelsior Fund will require the seller to deposit additional collateral by the next business day. Default or bankruptcy of the seller may, however, expose the applicable Portfolio of Excelsior Fund to possible delay in connection with the disposition of the underlying securities or loss to the extent that proceeds from a sale of the underlying securities were less than the repurchase price under the agreement.

  (D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

      Dividends from net investment income are declared and paid quarterly. Net realized capital gains, unless offset by any available capital loss carryforward, are distributed to shareholders at least annually. Dividends and distributions are recorded on the ex-dividend date.

      Dividends and distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses, foreign currency transactions, partnership income, deferral of losses on wash sales, dividends received from real estate investment trusts (REITs) and net capital losses and net currency losses incurred after October 31 and within the taxable year ("Post-October losses"). Due to the nature of distributions that the Real Estate Fund receives from REITs, the Real Estate Fund anticipates that it will have a tax basis return of capital.

      In order to avoid a Federal excise tax, each Portfolio is required to distribute certain minimum amounts of net realized capital gain and net investment income for the respective periods ending October 31 and December 31 in each calendar year.

  (E) FEDERAL TAXES:

      It is the policy of Excelsior Fund that each Portfolio continue to qualify as a regulated investment company, if such qualification is in the best interest of the shareholders, by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders.

      At September 30, 1998, aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value is as follows:

                                     TAX BASIS     TAX BASIS    NET UNREALIZED
                                     UNREALIZED    UNREALIZED    APPRECIATION
                                    APPRECIATION (DEPRECIATION) (DEPRECIATION)
                                    ------------ -------------- --------------
   Blended Equity Fund............. $232,622,673  $ (4,967,672)  $227,655,001
   Income and Growth Fund..........   25,465,243    (6,661,433)    18,803,810
   Value and Restructuring Fund ...   43,674,450   (73,595,736)   (29,921,286)
   Small Cap Fund..................    2,518,576    (8,775,494)    (6,256,918)
   Energy and Natural Resources
    Fund...........................    8,249,656    (4,894,684)     3,354,972
   Large Cap Growth Fund...........   14,615,243    (9,341,667)     5,273,576
   Real Estate Fund................      390,236    (6,630,758)    (6,240,522)

  (F) EXPENSE ALLOCATION:

      Expenses directly attributable to a Portfolio are charged to that Portfolio. Other expenses are allocated to the respective Portfolios based on average daily net assets.

2. INVESTMENT ADVISORY FEE, ADMINISTRATION FEE, DISTRIBUTION EXPENSES AND RELATED PARTY TRANSACTIONS

  United States Trust Company of New York ("U.S. Trust NY") and U.S. Trust Company of Connecticut ("U.S. Trust CT" and, collectively with U.S. Trust NY, "U.S. Trust") serve as the investment adviser to the Portfolios. For the services provided pursuant to the Investment Advisory Agreements, U.S. Trust is entitled to receive a fee, computed daily and paid monthly, at the annual rates of 0.75% of the average daily net assets of the Blended Equity Fund, Income and Growth Fund and Large Cap Growth Fund, 0.60% of the average daily net assets of the Value and Restructuring Fund, Small Cap Fund and Energy and Natural Resources Fund, and 1.00% of the average daily net assets of the Real Estate Fund. U.S. Trust NY and U.S. Trust CT are wholly-owned subsidiaries of U.S. Trust Corporation, a registered bank holding company.

  U.S. Trust CT, Chase Global Funds Services Company, a corporate affiliate of The Chase Manhattan Bank, and Federated Administrative Services (collectively, the "Administrators") provide administrative services to Excelsior Fund. For the services provided to the Portfolios, the Administrators are entitled jointly to annual fees, computed daily and paid monthly, based on the combined aggregate average daily net assets of Excelsior Fund, Excelsior Tax-Exempt Fund and Excelsior Institutional Trust (excluding the international equity portfolios of Excelsior Fund and Excelsior Institutional Trust), all of which are affiliated investment companies, as follows: 0.200% of the first $200 million, 0.175% of the next $200 million, and 0.150% over $400 million. Administration fees payable by each Portfolio of the three investment companies are determined in proportion to the relative average daily net assets of the respective Portfolios for the period paid. For the six months ended September 30, 1998, Administration fees charged by U.S. Trust CT were as follows:

Blended Equity Fund................................................... $107,796
Income and Growth Fund................................................   20,405
Value and Restructuring Fund..........................................   93,637
Small Cap Fund........................................................    9,839
Energy and Natural Resources Fund.....................................    8,144
Large Cap Growth Fund.................................................   13,466
Real Estate Fund......................................................    7,413

  From time to time, as they may deem appropriate in their sole discretion, U.S. Trust and the Administrators may undertake to waive a portion or all of the fees payable to them and also may reimburse the Portfolios for a portion of other expenses. Until further notice to Excelsior Fund, U.S. Trust intends to voluntarily waive fees to the extent necessary to maintain an annual expense ratio of not more than 0.99% for Value and Restructuring Fund, Small Cap Fund and Energy and Natural Resources Fund, and not more than 1.05% and 1.20% for Large Cap Growth Fund and Real Estate Fund, respectively. For the six months ended September 30, 1998, U.S. Trust waived fees as follows:

Blended Equity Fund.................................................... $127,343
Real Estate Fund.......................................................   21,672

  Excelsior Fund has also entered into administrative servicing agreements with various service organizations (which may include affiliates of U.S. Trust) requiring them to provide administrative support services to their customers owning shares of the Portfolios. As a consideration for the administrative services provided by each service organization to its customers, each Portfolio will pay the service organization an administrative service fee at the annual rate of up to 0.40% of the average daily net asset value of its shares held by the service organizations' customers. Such services may include assisting in processing purchase, exchange and redemption requests; transmitting and receiving funds in connection with customer orders to purchase, exchange or redeem shares; and providing periodic statements.

  Administrative service fees paid to affiliates of U.S. Trust amounted to $300,380 for the six months ended September 30, 1998. Until further notice to Excelsior Fund, U.S. Trust and the Administrators have voluntarily agreed to waive investment advisory and administration fees payable by each Portfolio in an amount equal to administrative service fees payable (including fees paid to affiliates of U.S. Trust) by that Portfolio. For the six months ended September 30, 1998, U.S. Trust and the Administrators waived investment advisory and administration fees in amounts equal to the administrative service fees for the Portfolios as follows:

                                                           U.S.
                                                          TRUST   ADMINISTRATORS
                                                         -------- --------------
Blended Equity Fund..................................... $115,491    $   850
Income and Growth Fund..................................   51,323        248
Value and Restructuring Fund............................  276,461     49,688
Small Cap Fund..........................................   25,303         19
Energy and Natural Resources Fund.......................   16,256      1,879
Large Cap Growth Fund...................................   12,372         90
Real Estate.............................................   13,336          3

   Edgewood Services, Inc. (the "Distributor"), a wholly-owned subsidiary of Federated Investors, Inc. serves as the sponsor and distributor of Excelsior Fund. Shares of each Portfolio are sold on a continuous basis by the Distributor.

   Each Director of Excelsior Fund receives an annual fee of $9,000, plus a meeting fee of $1,500 for each meeting attended, and is reimbursed for expenses incurred for attending meetings. The Chairman receives an additional annual fee of $5,000.

3. PURCHASES AND SALES OF SECURITIES:

   For the six months ended September 30, 1998, purchases and sales of securities, excluding short-term investments, for the Portfolios aggregated:

                                                       PURCHASES      SALES
                                                      ------------ ------------
Blended Equity Fund.................................. $ 37,593,295 $ 32,770,179
Income and Growth Fund...............................   19,454,833   59,698,389
Value and Restructuring Fund.........................  345,908,056  111,304,900
Small Cap Fund.......................................   24,086,564   34,447,367
Energy and Natural Resources Fund....................   18,459,811   10,491,950
Large Cap Growth Fund................................   44,799,827    2,477,082
Real Estate Fund.....................................    7,708,630    2,675,858

4. COMMON STOCK:

   Excelsior Fund has authorized capital of 35 billion shares of Common Stock,
23.875 billion of which is currently classified to represent interests in one of eighteen separate portfolios. Authorized capital currently classified for each Portfolio is as follows: 375 million shares of the Blended Equity and Income and Growth Funds and 500 million shares each of Value and Restructuring Fund, Small Cap Fund, Energy and Natural Resources Fund, Large Cap Growth Fund and Real Estate Fund. As of August 1, 1997 Trust Shares are no longer offered, and at September 30, 1998 there were no Trust Shares outstanding.

   Each share has a par value of $.001, and represents an equal proportionate interest in the particular Portfolio with other shares of the same Portfolio, and is entitled to such dividends and distributions of taxable earnings on the assets belonging to such Portfolio as are declared at the discretion of Excelsior Fund's Board of Directors.

                                        BLENDED EQUITY FUND
                         ----------------------------------------------------
                             SIX MONTHS ENDED              YEAR ENDED
                                 09/30/98                   03/31/98
                         -------------------------  -------------------------
                           SHARES       AMOUNT        SHARES       AMOUNT
                         ----------  -------------  ----------  -------------
Sold:
  Shares................  1,835,245  $  66,227,633   1,830,335  $  59,664,729
  Trust Shares..........        --             --          454            --
Issued in connection
 with previous
 reorganization
  Shares................        --             --    5,809,320    118,382,388
Issued as reinvestment
 of dividends:
  Shares................      9,496        353,114     365,826     11,596,023
  Trust Shares..........        --             --            6            146
Redeemed:
  Shares................ (1,756,356)   (62,036,758) (3,428,336)  (110,065,542)
  Trust Shares..........        --             --       (3,604)      (108,505)
                         ----------  -------------  ----------  -------------
Net Increase............     88,385  $   4,543,989   4,574,001  $  79,469,239
                         ==========  =============  ==========  =============


                                      INCOME AND GROWTH FUND
                         ----------------------------------------------------
                             SIX MONTHS ENDED              YEAR ENDED
                                 09/30/98                   03/31/98
                         -------------------------  -------------------------
                           SHARES       AMOUNT        SHARES       AMOUNT
                         ----------  -------------  ----------  -------------
Sold....................    342,298  $   5,593,585   1,061,028  $  18,205,158
Issued as reinvestment
 of dividends...........     22,747        405,482     370,069      6,178,623
Redeemed................ (2,143,219)   (35,270,824) (2,444,213)   (42,309,649)
                         ----------  -------------  ----------  -------------
Net Decrease............ (1,778,174) $ (29,271,757) (1,013,116) $ (17,925,868)
                         ==========  =============  ==========  =============

                                   VALUE AND RESTRUCTURING FUND
                         ----------------------------------------------------
                             SIX MONTHS ENDED              YEAR ENDED
                                 09/30/98                   03/31/98
                         -------------------------  -------------------------
                           SHARES       AMOUNT        SHARES       AMOUNT
                         ----------  -------------  ----------  -------------
Sold
  Shares................ 14,919,350  $ 342,693,196   9,949,197  $ 210,533,502
Issued as reinvestment
 of dividends:
  Shares................     22,992        550,389      32,739        680,550
  Trust Shares..........        --             --            4             58
Redeemed:
  Shares................ (5,333,456)  (110,533,940) (1,440,113)   (29,351,458)
  Trust Shares..........        --             --       (3,268)       (61,583)
                         ----------  -------------  ----------  -------------
Net Increase............  9,608,886  $ 232,709,645   8,538,559  $ 181,801,069
                         ==========  =============  ==========  =============


                                            SMALL CAP FUND
                            -------------------------------------------------
                               SIX MONTHS ENDED             YEAR ENDED
                                   09/30/98                  03/31/98
                            ------------------------  -----------------------
                              SHARES       AMOUNT       SHARES      AMOUNT
                            ----------  ------------  ----------  -----------
Sold:
  Shares...................  2,133,506  $ 19,500,764   1,742,160  $19,925,198
  Trust Shares.............        --            --          991       10,266
Issued as reinvestment of
 dividends
  Shares...................        --            --            1            4
Redeemed:
  Shares................... (3,457,715)  (32,019,211) (2,036,998) (20,366,512)
  Trust Shares.............        --            --       (1,905)     (21,542)
                            ----------  ------------  ----------  -----------
Net Decrease............... (1,324,209) $(12,518,447)   (295,751) $  (452,586)
                            ==========  ============  ==========  ===========

                                  ENERGY AND NATURAL RESOURCES FUND
                            -------------------------------------------------
                               SIX MONTHS ENDED             YEAR ENDED
                                   09/30/98                  03/31/98
                            ------------------------  -----------------------
                              SHARES       AMOUNT       SHARES      AMOUNT
                            ----------  ------------  ----------  -----------
Sold.......................  1,364,986  $ 15,938,400   1,589,555  $20,278,480
Issued as reinvestment of
 dividends.................      2,665        32,245      57,892      738,380
Redeemed...................   (776,776)   (9,025,865) (1,001,470) (12,312,018)
                            ----------  ------------  ----------  -----------
Net Increase...............    590,875  $  6,944,780     645,977  $ 8,704,842
                            ==========  ============  ==========  ===========

                                        LARGE CAP GROWTH FUND
                            -------------------------------------------------
                               SIX MONTHS ENDED             YEAR ENDED
                                   09/30/98                 03/31/98*
                            ------------------------  -----------------------
                              SHARES       AMOUNT       SHARES      AMOUNT
                            ----------  ------------  ----------  -----------
Sold.......................  5,679,608  $ 51,211,417   5,724,639  $42,655,392
Issued as reinvestment of
 dividends.................        --            --          --           --
Redeemed................... (1,102,389)   (9,664,975)   (141,234)  (1,080,251)
                            ----------  ------------  ----------  -----------
Net Increase...............  4,577,219  $ 41,546,442   5,583,405  $41,575,141
                            ==========  ============  ==========  ===========

                                           REAL ESTATE FUND
                            -------------------------------------------------
                               SIX MONTHS ENDED             YEAR ENDED
                                   09/30/98                 03/31/98*
                            ------------------------  -----------------------
                              SHARES       AMOUNT       SHARES      AMOUNT
                            ----------  ------------  ----------  -----------
Sold.......................  1,747,749  $ 11,513,412   5,989,568  $41,874,511
Issued as reinvestment of
 dividends.................      1,260         8,381         481        3,364
Redeemed................... (1,106,336)   (7,025,408)   (149,807)  (1,034,897)
                            ----------  ------------  ----------  -----------
Net Increase...............    642,673  $  4,496,385   5,840,242  $40,842,978
                            ==========  ============  ==========  ===========

--------
* For the period 10/1/97 (commencement of operations) through 3/31/98.

5. ORGANIZATION COSTS:

   Excelsior Fund has borne all costs in connection with the initial organization of new portfolios, including the fees for registering and qualifying its shares for distribution under Federal and state securities regulations. All such costs are being amortized on the straight-line basis over periods of five years from the dates on which each Portfolio commenced operations.

6. LINE OF CREDIT:

   The Portfolios and other affiliated funds participate in a $250 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made to temporarily finance the repurchase of Portfolio shares. Interest is charged to each Portfolio, based on its borrowings, at a rate equal to the Federal Funds Rate plus 2% per year. In addition a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating Portfolios at the end of each quarter. For the six months ended September 30, 1998, the Portfolios had no borrowings under the agreement.